Employee Defined Combination Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Compensation And Retirement Disclosure [Abstract]
Amounts incurred for employee defined contribution plan	¥ 490,245	$ 75,133	¥ 660,414	¥ 544,965